Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)		Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Comm. Social Resp.	Total Payments
Total		$ 632,141,254	$ 43,081,425	$ 476,369,631	$ 1,460,187	$ 2,311,305	$ 18,857,523	$ 1,174,221,325
COLOMBIA
Total		24,112,538	701,742	2,561,435				27,375,715
COLOMBIA | Agencia Nacional De Mineria
Total	[1]		701,742	98,595				800,337
COLOMBIA | Empresas Publicas De Medellin
Total	[1]			321,261				321,261
COLOMBIA | Enel Colombia S.A E.S.P
Total	[1]			813,648				813,648
COLOMBIA | Fondo Nacional Del Ahorro
Total	[1]			462,170				462,170
COLOMBIA | Ministerio De Hacienda Y Credito Publico
Total	[1]			373,426				373,426
COLOMBIA | Superintendencia De Servicios Públicos
Total	[1]			153,045				153,045
COLOMBIA | Superintendencia De Sociedades
Total	[1]			113,842				113,842
COLOMBIA | Uae Dirección De Impuestos Y Aduanas Nacionales
Total	[1]	17,566,461						17,566,461
COLOMBIA | Total National
Total	[1]	17,566,461	701,742	2,335,987				20,604,190
COLOMBIA | Alcaldia Municipal De Ibague
Total		2,212,088						2,212,088
COLOMBIA | Alcaldia Municipal De Soacha
Total		149,989						149,989
COLOMBIA | Direccion Distrital De Tesoreria
Total		2,321,443		15,711				2,337,154
COLOMBIA | Electrificadora De Santander
Total				101,228				101,228
COLOMBIA | Empresa De Energia De Boyaca Sa Empresa De Servicios Publicos
Total				105,283				105,283
COLOMBIA | Infibague
Total		367,829						367,829
COLOMBIA | Municipio De La Calera
Total		464,722						464,722
COLOMBIA | Municipio De Maceo
Total		379,341		3,226				382,567
COLOMBIA | Municipio De Mosquera
Total		115,253						115,253
COLOMBIA | Municipio Los Patios
Total		258,045						258,045
COLOMBIA | Tesorería Municipal De Bucaramanga
Total		104,781						104,781
COLOMBIA | Tesoreria Municipal De Palmira
Total		172,586						172,586
COLOMBIA | Total Subnational
Total		6,546,077		225,448				6,771,525
CROATIA
Total		11,771,231		32,357,644			8,340,304	52,469,179
CROATIA | Total National
Total	[1]	11,622,247		31,816,401			5,591,298	49,029,946
CROATIA | Tax Administration of the Republic of Croatia
Total	[1]	11,518,219					5,591,298	17,109,517
CROATIA | HEP Supply Ltd.
Total	[1]			26,612,053				26,612,053
CROATIA | Croatian Transmission System Operator Plc. (HOPS d.d.)
Total	[1]			1,480,346				1,480,346
CROATIA | Port Authority of Split
Total	[1]			180,528				180,528
CROATIA | Ministry of State Property
Total	[1]	104,028						104,028
CROATIA | HEP Distribution System Operator Ltd. Split
Total	[1]			181,521				181,521
CROATIA | Croatian Railways Cargo Ltd. (HŽ Cargo d.o.o.)
Total	[1]			3,155,137				3,155,137
CROATIA | DES Institution
Total	[1]			206,816				206,816
CROATIA | City of Solin
Total		148,984					1,911,239	2,060,223
CROATIA | Public Health Teaching Institute
Total				268,143				268,143
CROATIA | Municipality of Kaštela – Communal Department
Total							837,767	837,767
CROATIA | Water Supply and Sewerage Ltd
Total				273,100				273,100
CROATIA | Total Subnational
Total		148,984		541,243			2,749,006	3,439,233
CZECHIA
Total		9,133,213		924,654				10,057,867
CZECHIA | Total National
Total		9,133,213		924,654				10,057,867
CZECHIA | Celní Úřad Pardubice
Total				203,899				203,899
CZECHIA | Celní Úřad Pro Moravskoslezský Kraj
Total				186,351				186,351
CZECHIA | Celní Úřad Pro Zlínský Kraj
Total				152,597				152,597
CZECHIA | Finanční správa ČR
Total		5,155,652						5,155,652
CZECHIA | Lesy České Republiky, S.P.
Total				150,158				150,158
CZECHIA | Obvodní Báňský Úřad-Kraj Královéhra
Total				231,645				231,645
CZECHIA | Specializovaný Finanční Úřad
Total		3,977,561		4				3,977,565
DOMINICAN REPUBLIC
Total		41,600,683		205,923			1,570,046	43,376,652
DOMINICAN REPUBLIC | Total National
Total	[1]	41,600,683		205,923			1,570,046	43,376,652
DOMINICAN REPUBLIC | Distribuidora Electricidad Del Sur
Total	[1]			205,923				205,923
DOMINICAN REPUBLIC | Inst. Nacional De Form. Tec. Profesional
Total	[1]						107,024	107,024
DOMINICAN REPUBLIC | Tesoreria de la Seguridad Social
Total	[1]						1,463,022	1,463,022
DOMINICAN REPUBLIC | Dirección General De Impuestos Internos
Total	[1]	41,183,387						41,183,387
DOMINICAN REPUBLIC | Direccion General De Aduana
Total	[1]	417,296						417,296
EGYPT
Total		3,955,724		33,117,908				37,073,632
EGYPT | Total National
Total	[1]	3,955,724		32,703,605				36,659,329
EGYPT | Egypt Co. for Electricity Transmission
Total	[1]			11,893,755				11,893,755
EGYPT | Large Tax Payer Center
Total	[1]	1,188,500						1,188,500
EGYPT | Nile Petroleum Marketing Company
Total	[1]			12,404,988				12,404,988
EGYPT | National Service Projects Organization (NSPO)
Total	[1]			1,376,972				1,376,972
EGYPT | Sundry Account – Egyptian Customs
Total	[1]			6,127,780				6,127,780
EGYPT | Tax Authority – Withholding Tax Department
Total	[1]	91,280						91,280
EGYPT | Clay Tax Authority
Total	[1]	2,675,944						2,675,944
EGYPT | Egyptian Company for Mining and Management
Total	[1]			555,272				555,272
EGYPT | Public Sector Insurance Office – Assiut
Total	[1]			344,838				344,838
EGYPT | Assiut Transport Society
Total				133,724				133,724
EGYPT | General Office of Assiut Governorate
Total				137,792				137,792
EGYPT | Qena Transport Society
Total				142,787				142,787
EGYPT | Total Subnational
Total				414,303				414,303
FRANCE
Total		4,478,217	1,658,214	4,143,091				10,279,522
FRANCE | Total National
Total	[1]	1,487,211						1,487,211
FRANCE | General Directorate of Public Finances
Total	[1]	1,487,211						1,487,211
FRANCE | Commune of Anneville-Ambourville
Total			470,306					470,306
FRANCE | Grand River and Maritime Port of the Axe
Total			82,217	3,828,270				3,910,488
FRANCE | Public Treasury
Total				314,820				314,820
FRANCE | Public Treasury (Hay-les-Roses)
Total			1,105,691					1,105,691
FRANCE | Public Treasury – Property Tax
Total		2,859,085						2,859,085
FRANCE | Treasury Office of Pierrelatte
Total		131,921						131,921
FRANCE | Total Subnational
Total		2,991,006	1,658,214	4,143,091				8,792,311
GERMANY
Total		15,822,801		935,935		681,487	1,970,366	19,410,589
GERMANY | Total National
Total	[1]	2,155,215		144,994		681,487		2,981,696
GERMANY | Bundesamt Für Güterverkehr
Total	[1]					681,487		681,487
GERMANY | Hauptzollamt Frankfurt/Oder
Total	[1]	106,730						106,730
GERMANY | Landesamt Für Geologie
Total	[1]			144,994				144,994
GERMANY | Federal Central Tax Office
Total	[1]	2,048,485						2,048,485
GERMANY | Bezirksamt Friedrichshain-Kreuzberg
Total							152,827	152,827
GERMANY | Finanzamt Bautzen
Total		1,240,358						1,240,358
GERMANY | Finanzamt Coburg
Total		103,847						103,847
GERMANY | Finanzamt Kreuzberg
Total		243,355						243,355
GERMANY | Finanzamt Pirna
Total		456,798						456,798
GERMANY | Finanzamt Regensburg
Total		257,750						257,750
GERMANY | Finanzamt Schrobenhausen
Total		180,993						180,993
GERMANY | Finanzamt Strausberg
Total		10,300,408						10,300,408
GERMANY | Gemeinde Bahretal Vertreten Durch D
Total							234,063	234,063
GERMANY | Gemeinde Weichering
Total							152,570	152,570
GERMANY | Gemeindeverwaltung Malschwitz
Total							233,434	233,434
GERMANY | Marktgemeinde Helmstadt
Total							215,862	215,862
GERMANY | Sächs. Oberbergamt
Total				686,536				686,536
GERMANY | Stadt Bischofwerda
Total		383,045						383,045
GERMANY | Stadtverwaltung Ebersbach-Neugersdo
Total		501,031						501,031
GERMANY | Toll Collect Gmbh
Total							981,610	981,610
GERMANY | Wasser- U. Schifffahrtsamt Berlin
Total				104,405				104,405
GERMANY | Total Subnational
Total		13,667,586		790,941			1,970,366	16,428,893
ISRAEL
Total		16,499,371	40,500,934	93,751,468		581,927	0	151,333,700
ISRAEL | Total National
Total	[1]	5,747,110	40,500,934	93,751,468				139,999,512
ISRAEL | Israel Tax Authority
Total	[1]	5,747,110						5,747,110
ISRAEL | Be'er Tuvia Regional Council
Total		898,999						898,999
ISRAEL | Emek Hefer Regional Council
Total		161,035						161,035
ISRAEL | Gilboa Regional Council
Total		428,449						428,449
ISRAEL | Israel Land Administration – Central District
Total	[1]		18,048,750	42,741,570				60,790,320
ISRAEL | Israel Antiquities Authority
Total	[1]			222,495				222,495
ISRAEL | Israel Land Authority
Total	[1]		22,452,184	50,787,403				73,239,587
ISRAEL | Al-Kasom Regional Council
Total		1,013,721						1,013,721
ISRAEL | Southern Sharon Regional Council
Total		242,000						242,000
ISRAEL | Hevel Modi'in Regional Council
Total		4,091,876						4,091,876
ISRAEL | Hof HaCarmel (Carmel Coast) Regional Council
Total		398,132						398,132
ISRAEL | Merom HaGalil (Upper Galilee) Regional Council
Total		176,999						176,999
ISRAEL | Shdot Negev Regional Council
Total		108,033						108,033
ISRAEL | Zikhron Ya'akov Local Council
Total		386,831						386,831
ISRAEL | Tur'an Local Council
Total		1,742,495						1,742,495
ISRAEL | Municipality of Yavne
Total		111,422						111,422
ISRAEL | Municipality of Ramat Gan
Total		329,540					329,540
ISRAEL | Municipality of Eilat
Total		179,127				581,927		761,054
ISRAEL | Municipality of Tiberias
Total		202,497						202,497
ISRAEL | Municipality of Rishon LeZion
Total		117,712						117,712
ISRAEL | Municipality of Shefa-Amr (Shfaram)
Total		163,393						163,393
ISRAEL | Total Subnational
Total		10,752,261				581,927		11,334,188
JAMAICA
Total	[1]	15,302,101	160,120	8,408,209				23,870,430
JAMAICA | Total National
Total	[1]	15,302,101	160,120	8,408,209				23,870,430
JAMAICA | National Water Commission
Total	[1]			314,309				314,309
JAMAICA | Jamaica Customs Agency
Total	[1]	3,044		6,177,521				6,180,565
JAMAICA | Tax Administration Jamaica
Total	[1]	14,952,326		1,916,379				16,868,705
JAMAICA | The Commisioner Of Mines
Total	[1]	346,731	160,120					506,851
MEXICO
Total		409,559,996		246,932,405	32,087		95,315	656,619,803
MEXICO | Total National
Total	[1]	401,435,982		244,978,679	32,087			646,446,748
MEXICO | Distribution unit of government-owned electricity company
Total	[1]			817,924				817,924
MEXICO | Services unit of government-owned electricity company
Total	[1]			172,931,146				172,931,146
MEXICO | Transmission unit of government-owned electricity company
Total	[1]			275,496				275,496
MEXICO | Government-owned energy company
Total	[1]			50,001,646				50,001,646
MEXICO | Centro Nacional De Control De Energía
Total	[1]			13,086,239				13,086,239
MEXICO | Tesoreria De La Federacion
Total	[1]	982		2,763,500	32,087			2,796,569
MEXICO | Administracion del Sistema Portuario Nacional Tampico Sa de Cv
Total	[1]			309,354				309,354
MEXICO | Administracion del Sistema Portuario Nacional Manzanillo, S.A. de C.V.
Total	[1]			938,749				938,749
MEXICO | Administracion del Sistema Portuario Nacional Ensenada Sa de Cv
Total	[1]			1,577,604				1,577,604
MEXICO | Administración Portuaria Integral de Guaymas
Total	[1]			508,990				508,990
MEXICO | Municipio De Atotonilco De Tula
Total		2,590,871		125,586				2,716,457
MEXICO | Municipio De Ensenada
Total		402,021		33,077				435,098
MEXICO | Municipio De Huichapan
Total		1,065,497		194,636				1,260,133
MEXICO | Municipio De La Ciudad De Monterrey
Total		788,807		133,938				922,745
MEXICO | Municipio De Mérida, Yucatán
Total		246,806		10,332				257,138
MEXICO | Municipio De La Colorada
Total		110,937						110,937
MEXICO | Municipio de Cuautinchan, Puebla
Total		167,543						167,543
MEXICO | Municipio De San Pedro Garza Garcia, N.L.
Total		109,236						109,236
MEXICO | Municipio De Tecali De Herrera, Puebla
Total		222,902						222,902
MEXICO | Tesoreria Municipal De Torreon
Total		155,497		531				156,028
MEXICO | Municipio De Tlalnepantla De Baz
Total		245,562						245,562
MEXICO | Secretaria De Administracion Y Finanzas De La Ciudad De Mexico
Total		197,846		38,697				236,543
MEXICO | Secretaría De Administración Y Finanzas de Yucatan
Total		373,133		33,481				406,614
MEXICO | Servicios De Agua Y Drenaje De Monterrey I.P.D.
Total				698,362				698,362
MEXICO | SIAPA
Total				163,112				163,112
MEXICO | Gobierno Del Estado De Mexico
Total		772,753		27,141				799,894
MEXICO | Tesoreria Del Gobierno De La Ciudad De Mexico
Total		520,474		28,340				548,814
MEXICO | Administracion Del Sistema Portuario Nacional Coatzacoalcos, S.A. de C.V.
Total	[1]			785,919				785,919
MEXICO | Administracion Del Sistema Portuario Nacional Progreso, S.A. de C.V.
Total	[1]			450,175				450,175
MEXICO | Administracion Portuaria Integral De Baja California Sur
Total	[1]			378,662				378,662
MEXICO | Instituto Mexicano Del Seguro Social
Total	[1]			153,275				153,275
MEXICO | Servicio de Administración Tributaria
Total	[1]	401,435,000						401,435,000
MEXICO | Secretaria De Hacienda Del Gobierno Del Estado De Hidalgo
Total		8,572		231,719				240,291
MEXICO | Comision Estatal De Servicios Publicos De Mexicali
Total				208,848				208,848
MEXICO | Gobierno Del Estado Libre Y Soberano De Quintana Roo
Total		49,333		8,008			95,315	152,656
MEXICO | Municipio De Zapotiltic, Jalisco
Total		96,224		17,918				114,142
MEXICO | Total Subnational
Total		8,124,014		1,953,726			95,315	10,173,055
NICARAGUA
Total		18,366,102		9,565,066	1,405,059	2,147	1,340,265	30,678,639
NICARAGUA | Ministerio De Hacienda Y Credito Publico
Total	[1]	216,980						216,980
NICARAGUA | Total National
Total	[1]	17,006,220		9,565,066			1,340,265	27,911,551
NICARAGUA | Direccion General De Aduana
Total	[1]	1,617,244						1,617,244
NICARAGUA | Direccion General De Ingresos
Total	[1]	15,171,996						15,171,996
NICARAGUA | Disnorte S. A.
Total	[1]			9,319,599				9,319,599
NICARAGUA | Enatrel
Total	[1]			245,467				245,467
NICARAGUA | Instituto Nicaraguense De Seguridad
Total	[1]						1,340,265	1,340,265
NICARAGUA | Alcaldia De Ciudad Sandino
Total		253,555			90,193			343,748
NICARAGUA | Alcaldia De Managua
Total		224,574			436,107			660,681
NICARAGUA | Alcaldia De Nindiri
Total		66,698			55,518	156		122,372
NICARAGUA | Alcaldia Municipal San Rafael Del Sur
Total		815,055			823,241	1,991		1,640,287
NICARAGUA | Total Subnational
Total		1,359,882			1,405,059	2,147		2,767,088
PANAMA
Total		1,576,782		570,620	23,041	960	5,240,189	7,411,592
PANAMA | Total National
Total	[1]	1,491,880		570,620			5,240,189	7,302,689
PANAMA | Dirección General de Ingresos (DGI)
Total	[1]	802,456						802,456
PANAMA | Caja De Seguro Social
Total	[1]						5,240,189	5,240,189
PANAMA | Empresa Nacional De Autopistas Sa
Total	[1]	17,275		175,714				192,989
PANAMA | Municipio De Panama
Total		84,902			23,041	960		108,903
PANAMA | Tesoro Nacional
Total	[1]	672,149		394,906				1,067,055
PANAMA | Total Subnational
Total		84,902			$ 23,041	960		108,903
POLAND
Total		8,585,305		4,678,031		379,644	301,038	13,944,018
POLAND | Total National
Total	[1]	3,766,265		938,518		379,644	301,038	5,385,465
POLAND | Lublin Tax Office
Total	[1]	3,766,265						3,766,265
POLAND | National Fund for Environmental Protection
Total	[1]			583,865				583,865
POLAND | State Fund for Rehabilitation
Total	[1]						301,038	301,038
POLAND | Regional Directorate of State Forests
Total	[1]			354,653				354,653
POLAND | Łukasiewicz Research Network – Institute
Total	[1]					379,644		379,644
POLAND | Municipal Enterprise of Municipal Economy
Total				598,336				598,336
POLAND | Municipal Utility Company
Total				112,715				112,715
POLAND | Municipal-Industrial Wastewater Treatment Plant
Total				1,234,453				1,234,453
POLAND | Olkusz Forest District
Total				326,759				326,759
POLAND | Municipality Office of Bierawa
Total		101,094		46,920				148,014
POLAND | Municipality Office of Klucze
Total		103,423		317,897				421,320
POLAND | Municipality Office of Mstów
Total		329,504		72,392				401,896
POLAND | Municipality Office of Rędziny
Total		974,877		10,990				985,867
POLAND | Municipality Office of Troszyn
Total		132,669		10,539				143,208
POLAND | Municipality Office in Kamień
Total		224,032						224,032
POLAND | Capital City of Warsaw – Włochy District Office
Total		124,138						124,138
POLAND | Marshal's Office
Total				160,643				160,643
POLAND | Marshal's Office – Finance Department
Total				395,130				395,130
POLAND | City Office of Chełm
Total		2,312,164		334,590				2,646,754
POLAND | City Office of Gdynia
Total		124,778		76,333				201,111
POLAND | Municipal Office – Department of Taxes and Fees
Total		107,576						107,576
POLAND | Municipality Office of Borzęcin
Total		138,769		16,851				155,620
POLAND | Municipal Office of Skarszewy
Total		146,016		24,965				170,981
POLAND | Total Subnational
Total		4,819,040		3,739,513				8,558,553
SPAIN
Total		15,114,337		1,682,802				16,797,139
SPAIN | Total National
Total	[1]	15,114,337						15,114,337
SPAIN | Agencia Estatal de Administración Tributaria
Total	[1]	15,114,337						15,114,337
SPAIN | Autoridad Portuaria de Motril
Total				124,181				124,181
SPAIN | Ports de la Generalitat
Total				440,963				440,963
SPAIN | Autoridad Portuaria Baleares
Total				1,007,071				1,007,071
SPAIN | Agencia Catalana Del Agua
Total				110,587				110,587
SPAIN | Total Subnational
Total				1,682,802				1,682,802
TRINIDAD AND TOBAGO
Total	[1]	1,186,070		19,536,414				20,722,484
TRINIDAD AND TOBAGO | Total National
Total	[1]	1,186,070		19,536,414				20,722,484
TRINIDAD AND TOBAGO | Board Of Inland Revenue
Total	[1]	1,186,070		4,401,020				5,587,090
TRINIDAD AND TOBAGO | National Insurance Board
Total	[1]			1,004,942				1,004,942
TRINIDAD AND TOBAGO | T & T Electricity Commission
Total	[1]			3,795,374				3,795,374
TRINIDAD AND TOBAGO | The Nat. Gas Company Of T&T
Total	[1]			10,335,078				10,335,078
UNITED KINGDOM
Total		8,351,649		1,453,783				9,805,432
UNITED KINGDOM | Total National
Total	[1]	826,105		1,314,609				2,140,714
UNITED KINGDOM | Rugby Borough Council
Total		1,369,673						1,369,673
UNITED KINGDOM | Salford City Council
Total		158,424		360				158,784
UNITED KINGDOM | Environment Agency
Total	[1]	770,000		98,236				868,236
UNITED KINGDOM | Network Rail
Total	[1]	56,105		1,216,373				1,272,478
UNITED KINGDOM | Birmingham City Council
Total		126,301						126,301
UNITED KINGDOM | Braintree District Council
Total		304,611		1,539				306,150
UNITED KINGDOM | Bristol City Council
Total		115,224						115,224
UNITED KINGDOM | Central Bedfordshire Council
Total		263,911		39,882				303,793
UNITED KINGDOM | Coventry City Council
Total		147,088						147,088
UNITED KINGDOM | Flintshire County Council
Total		120,384		2,198				122,582
UNITED KINGDOM | Gravesham Borough Council
Total		293,014		179				293,193
UNITED KINGDOM | Greenwich Council
Total		275,631		1,373				277,004
UNITED KINGDOM | Guildford Borough Council
Total		44,075		61,099				105,174
UNITED KINGDOM | High Peak Borough Council
Total		785,994		9,518				795,512
UNITED KINGDOM | Leeds City Council
Total		209,643						209,643
UNITED KINGDOM | London Borough Of Barking & Dagenham
Total		607,171		9,765				616,936
UNITED KINGDOM | London Borough Of Enfield Council
Total		101,252						101,252
UNITED KINGDOM | London Borough Of Hammersmith and Fulham
Total		167,481						167,481
UNITED KINGDOM | Malvern Hills District Council
Total		128,068						128,068
UNITED KINGDOM | North Kesteven District Council
Total		177,809						177,809
UNITED KINGDOM | North Lincolnshire Council
Total		97,786		7,438				105,224
UNITED KINGDOM | Royal Borough Of Windsor & Maidenhead
Total		273,126						273,126
UNITED KINGDOM | Solihull Metropolitan Borough
Total		137,201		5,823				143,024
UNITED KINGDOM | South Cambridgeshire District
Total		297,254						297,254
UNITED KINGDOM | South Derbyshire District Council
Total		131,070						131,070
UNITED KINGDOM | Southampton City Council
Total		202,665						202,665
UNITED KINGDOM | St Albans City & District Council
Total		148,231						148,231
UNITED KINGDOM | Stafford Borough Council
Total		124,955						124,955
UNITED KINGDOM | Thurrock Borough Council
Total		717,502						717,502
UNITED KINGDOM | Total Subnational
Total		7,525,544		139,174				7,664,718
UNITED STATES
Total		26,725,134	60,415	15,544,243		665,140	$ 0	42,994,932
UNITED STATES | Total National
Total	[1]	24,797,842		947,994				25,745,836
UNITED STATES | Miami-Dade Water And Sewer Dept
Total				1,163,729				1,163,729
UNITED STATES | City of Phoenix
Total				430,589				430,589
UNITED STATES | Air Resources Board California
Total				714,890				714,890
UNITED STATES | City of Santa Clara
Total				227,498				227,498
UNITED STATES | City of West Sacramento
Total				631,218				631,218
UNITED STATES | Pyramid Lake Paiute Tribe
Total		178,038		175				178,213
UNITED STATES | County of Yolo
Total				491,453				491,453
UNITED STATES | City of Longmont
Total				267,629				267,629
UNITED STATES | City of Pensacola
Total				939,546				939,546
UNITED STATES | City of Bell
Total				534,296				534,296
UNITED STATES | Edwards Aquifer Authority
Total				273,968				273,968
UNITED STATES | Mojave Water Agency
Total				132,661				132,661
UNITED STATES | Dept. of The Interior Bureau Of Land Management
Total	[1]			101,800				101,800
UNITED STATES | Mine Safety & Health Administration
Total	[1]			846,194				846,194
UNITED STATES | United States Treasury
Total	[1]	24,797,842						24,797,842
UNITED STATES | Alabama Dept Of Environmental Management
Total				157,286				157,286
UNITED STATES | Broward County Board of County Commission
Total				1,618,632				1,618,632
UNITED STATES | California Department of Conservation
Total				138,581				138,581
UNITED STATES | City of Cocoa
Total				313,156				313,156
UNITED STATES | City of Escondido
Total				106,029				106,029
UNITED STATES | City of Fort Lauderdale
Total				159,040				159,040
UNITED STATES | City of Houston-Dept of Public Work
Total				186,777				186,777
UNITED STATES | City Of Inglewood
Total				110,966				110,966
UNITED STATES | City Of New Braunfels
Total		1,417,712		1,000				1,418,712
UNITED STATES | City Of North Las Vegas
Total				141,196				141,196
UNITED STATES | City Of Redlands
Total		200,403	60,415	49,871				310,689
UNITED STATES | City Of Reno
Total				130,346				130,346
UNITED STATES | City Of Santa Paula
Total				140,519				140,519
UNITED STATES | City Of Shafter
Total				148,648				148,648
UNITED STATES | Colorado Dept. of Public Health and Environment
Total				1,490,184				1,490,184
UNITED STATES | Florida Dept Of Environmental Protection
Total				139,979				139,979
UNITED STATES | Georgia Dept. of Natural Resources
Total				126,469				126,469
UNITED STATES | LA Municipal Services
Total				166,278				166,278
UNITED STATES | Mojave Desert Air Quality Management
Total				1,695,085				1,695,085
UNITED STATES | Port Of Houston Authority
Total						665,140		665,140
UNITED STATES | Port Of San Francisco
Total				1,263,789				1,263,789
UNITED STATES | San Carlos Irrigation Project
Total				143,473				143,473
UNITED STATES | South Coast Air Quality Management
Total				200,383				200,383
UNITED STATES | State Board Of Equalization
Total		131,139						131,139
UNITED STATES | Town Of Prescott Valley
Total				160,910				160,910
UNITED STATES | Total Subnational
Total		$ 1,927,292	$ 60,415	$ 14,596,249		$ 665,140		$ 17,249,096

[1]	Payments made at the national level are generally non-specific to a particular Project and are therefore not assigned to a Project at the Project level disclosure.